FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Current	$ 3,382	$ 2,568
Non-current	2,845	2,232
Total	$ 6,227	$ 4,800